Information Regarding Members of the Board of Directors, the Group Management and Employees - Additional Information 1 (Detail)		12 Months Ended
	May 18, 2017	Dec. 31, 2017 SEK (kr) Employees Employee kr / shares shares	Dec. 31, 2016 kr / shares	Dec. 18, 2017 kr / shares
Disclosure of Information About Board Management and Employees [Line Items]
Number of shares issued		1,827,600
Average price of share | kr / shares		kr 53.82
Employee stock purchase plan [member] | Bottom of range [member]
Disclosure of Information About Board Management and Employees [Line Items]
Number Of Extra Shares For Subscription under the plan		4
Employee stock purchase plan [member] | Top of range [member]
Disclosure of Information About Board Management and Employees [Line Items]
Number Of Extra Shares For Subscription under the plan		6
Maximum number of employees participate		0.50%
Key contributor retention plan [member]
Disclosure of Information About Board Management and Employees [Line Items]
Matching share for each contribution share purchased		1
Key contributor retention plan [member] | Top of range [member]
Disclosure of Information About Board Management and Employees [Line Items]
Employees nominated		10.00%
Long-term variable compensation program [member]
Disclosure of Information About Board Management and Employees [Line Items]
Number of shares issued		14,100,000
Compensation cost | kr		kr 170.0
Service period		3 years
Fair value share price | kr / shares		kr 57.15		kr 56.55
Executive performance plan [member]
Disclosure of Information About Board Management and Employees [Line Items]
Service period		3 years
Executive performance plan [member] | Long-term variable compensation program [member]
Disclosure of Information About Board Management and Employees [Line Items]
Number of shares issued		2,300,000
Compensation cost | kr		kr 31.4
Stock Purchase plan 2016 [member] | Top of range [member] | Employees [member]
Disclosure of Information About Board Management and Employees [Line Items]
Gross fixed salary			7.50%
Stock Purchase plan 2016 [member] | Stock Purchase plan 2016 [member]
Disclosure of Information About Board Management and Employees [Line Items]
Description of type of plan			If the contribution shares are retained by the employee for three years after the investment and their employment with the Ericsson Group continues during that time, then the employee's shares will be matched with a corresponding number of Class B shares or ADSs free of consideration. Employees in 100 countries participate in the plans.
Key contributor plan [member] | Long-term variable compensation program [member]
Disclosure of Information About Board Management and Employees [Line Items]
Number of shares issued		11,800,000
Compensation cost | kr		kr 138.6
Long-term variable compensation program [member]
Disclosure of Information About Board Management and Employees [Line Items]
Recognized service period		over the service period of three years
Long-term variable compensation program [member] | Performance share awards [member]
Disclosure of Information About Board Management and Employees [Line Items]
Vesting period		3 years
Vesting description		Awards under LTV 2017 are granted free of charge entitling the participant, provided that certain performance conditions set out below are met, to receive a number of shares, free of charge, following expiration of a three-year vesting period (“Performance Share Awards”).
Period of employement eligibility for awards		3 years
Long-term variable compensation program [member] | Sweden, Kronor [member]
Disclosure of Information About Board Management and Employees [Line Items]
Number of shares issued		3,000,000
Fair value | kr		kr 65.68
Compensation cost | kr		kr 9,900,000
Long-term variable compensation program [member] | Sweden, Kronor [member] | Executive Board [Member]
Disclosure of Information About Board Management and Employees [Line Items]
Number of shares issued		7,000,000
Per share value | kr / shares		kr 57.15
Class B shares [member]
Disclosure of Information About Board Management and Employees [Line Items]
Per share value | kr / shares			kr 5.00
Number of exercise and matching shares transferred		45,000,000
Percentage of shares outstanding		1.40%
Number of shares outstanding		3,284,000,000
Number of treasury shares		50,000,000
Members of executive team [member]
Disclosure of Information About Board Management and Employees [Line Items]
Total employees | Employee		16
Retention of key employees [member] | Key contributor plan [member]
Disclosure of Information About Board Management and Employees [Line Items]
Number of employees who selected for plan | Employee		7,000
Number of employees nominated for plan | Employee		6,876
Number of awards		Two award levels at 10% and 25% of the participants' annual gross salary.
Employee retention period		3 years
Senior Managers [member] | Employee stock purchase plan [member]
Disclosure of Information About Board Management and Employees [Line Items]
Vesting period		3 years
Number of employees nominated for plan		452
Number of awards		Two award levels at 15% and 22.5% of the participants' annual gross salary.
Senior Managers [member] | Employee stock purchase plan [member] | Top of range [member]
Disclosure of Information About Board Management and Employees [Line Items]
Number of employees who selected for plan | Employees		500
The President and CEO [member] | Performance share awards [member]
Disclosure of Information About Board Management and Employees [Line Items]
Percentage value of awards on annual base salary	180.00%
Other participants [member] | Performance share awards [member]
Disclosure of Information About Board Management and Employees [Line Items]
Percentage value of awards on annual base salary	22.50%